Investment Securities (Tables)	12 Months Ended
Dec. 31, 2014
Investment Securities
Amortized cost and estimated fair value by type of investment security

        The amortized cost and estimated fair value by type of investment security at December 31, 2014 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400

Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$4,597,590	$47,960	$(45,178)	$4,600,372	$4,600,372
Obligations of states and political subdivisions	268,763	19,131	(5,618)	282,276	282,276
Other debt securities	20,000	—	—	20,000	20,000
Equity securities	28,075	1,425	(185)	29,315	29,315

Total investment securities	$4,914,428	$68,516	$(50,981)	$4,931,963	$4,931,963

(1)

Included in the carrying value of residential mortgage-backed securities are $1,503,774 of mortgage-backed securities issued by Ginnie Mae, $3,072,535 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $24,063 issued by non-government entities

        The amortized cost and estimated fair value by type of investment security at December 31, 2013 are as follows:

	Held to Maturity
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400

Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Carrying value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$5,096,165	$56,110	$(124,574)	$5,027,701	$5,027,701
Obligations of states and political subdivisions	248,354	8,063	(8,007)	248,410	248,410
Equity securities	28,075	931	(538)	28,468	28,468

Total investment securities	$5,372,594	$65,104	$(133,119)	$5,304,579	$5,304,579

(1)

Included in the carrying value of residential mortgage-backed securities are $1,799,807 of mortgage-backed securities issued by Ginnie Mae, $3,200,042 of mortgage-backed securities issued by Fannie Mae and Freddie Mac and $27,852 issued by non-government entities

Amortized cost and fair value of investment securities, by contractual maturity

        The amortized cost and estimated fair value of investment securities at December 31, 2014, by contractual maturity, are shown below.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated fair value	Amortized Cost	Estimated fair value
	(Dollars in Thousands)
Due in one year or less	$1,075	$1,075	$—	$—
Due after one year through five years	1,325	1,325	—	—
Due after five years through ten years	—	—	735	812
Due after ten years	—	—	288,028	301,464
Residential mortgage-backed securities	—	—	4,597,590	4,600,372
Equity securities	—	—	28,075	29,315

Total investment securities	$2,400	$2,400	$4,914,428	$4,931,963

Gross unrealized losses on investment securities and the related fair value

         Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2014 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$808,072	$(4,910)	$1,836,218	$(40,268)	$2,644,290	$(45,178)
Obligations of states and political subdivisions	8,833	(97)	27,793	(5,521)	36,626	(5,618)
Equity securities	74	(1)	8,066	(184)	8,140	(185)

	$816,979	$(5,008)	$1,872,077	$(45,973)	$2,689,056	$(50,981)

        Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2013 were as follows:

	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$2,459,565	$(98,022)	$420,262	$(26,552)	$2,879,827	$(124,574)
Obligations of states and political subdivisions	55,327	(3,025)	14,292	(4,982)	69,619	(8,007)
Equity securities	19,462	(538)	—	—	19,462	(538)

	$2,534,354	$(101,585)	$434,554	$(31,534)	$2,968,908	$(133,119)

Reconciliation of credit-related impairment charges on available-for-sale investment

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2014 (in Thousands):

Balance at December 31, 2013	$11,806
Impairment charges recognized during period	817

Balance at December 31, 2014	$12,623

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2013 (in Thousands):

Balance at December 31, 2012	$10,432
Impairment charges recognized during period	1,374

Balance at December 31, 2013	$11,806

        The following table presents a reconciliation of credit-related impairment charges on available-for-sale investments recognized in earnings for the twelve months ended December 31, 2012 (in Thousands):

Balance at December 31, 2011	$9,393
Impairment charges recognized during period	1,039

Balance at December 31, 2012	$10,432